Expense Example	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 1 Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 3 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 5 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A 10 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 10 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 1 Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 3 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 5 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 10 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 1 Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 3 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 5 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 10 Years
USD ($)	641	1,159	1,702	3,180	97	593	1,115	2,550	660	947	1,255	2,126	117	367	637	1,408